Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	425,000,000	425,000,000	425,000,000
Common stock, shares issued	2,124,624	1,098,914	1,049,030
Common stock, shares outstanding	2,124,624	1,098,914	1,049,030
Treasury stock, shares	14,381	14,381	14,381
Series A-1 Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	26,874,792	26,874,792	26,874,792
Convertible preferred stock, shares issued	26,874,792	26,874,792	26,874,792
Convertible preferred stock, shares outstanding	26,874,792	26,874,792	26,874,792
Aggregate liquidation preference	$ 27,000,000	$ 27,000,000	$ 27,000,000
Series A-2 Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	7,364,582	7,364,582	7,364,582
Convertible preferred stock, shares issued	7,364,582	7,364,582	7,364,582
Convertible preferred stock, shares outstanding	7,364,582	7,364,582	7,364,582
Aggregate liquidation preference	7,000,000	7,000,000	7,000,000
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	71,401,237	71,401,237	71,401,237
Convertible preferred stock, shares issued	71,401,237	71,401,237	71,401,237
Convertible preferred stock, shares outstanding	71,401,237	71,401,237	71,401,237
Aggregate liquidation preference	31,000,000	31,000,000	31,000,000
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	110,952,217	110,952,217	110,952,217
Convertible preferred stock, shares issued	110,952,217	110,952,217	110,952,217
Convertible preferred stock, shares outstanding	110,952,217	110,952,217	110,952,217
Aggregate liquidation preference	45,000,000	45,000,000	45,000,000
Series D Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Convertible preferred stock, shares issued	14,446,227	14,446,227	14,446,227
Convertible preferred stock, shares outstanding	14,446,227	14,446,227	14,446,227
Aggregate liquidation preference	9,400,000	9,400,000	9,400,000
Series D-2 Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	75,000,000	75,000,000	75,000,000
Convertible preferred stock, shares issued	63,681,176	63,681,176	63,681,176
Convertible preferred stock, shares outstanding	63,681,176	63,681,176	63,681,176
Aggregate liquidation preference	$ 41,500,000	$ 41,500,000	$ 41,500,000
Pro Forma [Member]
Common stock, shares issued	19,196,684
Common stock, shares outstanding	19,196,684
Pro Forma [Member] | Series A-1 Convertible Preferred Stock [Member]
Convertible preferred stock, shares outstanding	0
Pro Forma [Member] | Series A-2 Convertible Preferred Stock [Member]
Convertible preferred stock, shares outstanding	0
Pro Forma [Member] | Series B Convertible Preferred Stock [Member]
Convertible preferred stock, shares outstanding	0
Pro Forma [Member] | Series C Convertible Preferred Stock [Member]
Convertible preferred stock, shares outstanding	0
Pro Forma [Member] | Series D Convertible Preferred Stock [Member]
Convertible preferred stock, shares outstanding	0
Pro Forma [Member] | Series D-2 Convertible Preferred Stock [Member]
Convertible preferred stock, shares outstanding	0